Provisions - Environmental provisions (Detail) - Other environment related provision [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Provisions [Line Items]
Other provisions at beginning of period	€ 183	€ 170
Additional provisions, other provisions	18	9
Provision used, other provisions	15	16
Unused provision reversed, other provisions	64	0
Increase (decrease) through change in discount rate, other provisions	(10)	37
Increase through adjustments arising from passage of time, other provisions	3	3
Increase (decrease) through net exchange differences, other provisions	9	(19)
Other provisions at end of period	€ 124	€ 183